SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) (Restricted Stock Units (RSUs) [Member])	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2014	185,215
Granted	336,242
Vested	(21,797)
Forfeited	(37,306)
Outstanding as of December 31, 2014	462,354